Cover - shares	12 Months Ended
	Dec. 31, 2023	Mar. 10, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40772
Entity Registrant Name	Cellebrite DI Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	94 Shlomo Shmelzer Road
Entity Address, City or Town	Petah Tikva
Entity Address, Postal Zip Code	4970602
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding		205,297,065
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001854587
Document Financial Statement Error Correction [Flag]	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value NIS 0.00001
Trading Symbol	CLBT
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	CLBTW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	94 Shlomo Shmelzer Road
Entity Address, City or Town	Petah Tikva
Entity Address, Postal Zip Code	4970602
Entity Address, Country	IL
Contact Personnel Name	Ayala Berler Shapira
Country Region	972
City Area Code	73
Local Phone Number	394-8000